Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Securitisations [member] - CAD ($)
$ in Millions
	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of associated liabilities	$ 24,154	$ 24,510	$ 25,833
Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	15,185	15,880	17,145
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 9,854	$ 9,225	$ 9,787